LEASE (Tables)	12 Months Ended
Aug. 31, 2023
Lease liabilities [abstract]
Disclosure of lease liabilties [Table Text Block]
As at	August 31, 2023	August 31, 2022

Balance, beginning of year	$125	$203
Additions	312	-
Accretion of interest	20	14
Payments	(88)	(87)
Foreign Exchange	(3)	(5)
Balance, End of year	$365	$125

Current (included in Accounts Payable)	48	81
Non-current	317	44
Balance, End of year	365	125